Medical insurance plans (Detail 14) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
UK plan | Discount rate
Increase/(decrease) in post-employment benefit obligation
Increase by 50 basis points	[1]	SFr (2)	SFr (2)
Decrease by 50 basis points	[1]	2	2
UK plan | Average health care cost trend rate
Increase/(decrease) in post-employment benefit obligation
Increase by 100 basis points	[1]	4	4
Decrease by 100 basis points	[1]	(3)	(3)
UK plan | Life expectancy
Increase/(decrease) in post-employment benefit obligation
Increase in longevity by one additional year	[1]	2	2
US plans | Discount rate
Increase/(decrease) in post-employment benefit obligation
Increase by 50 basis points	[1]	(3)	(3)
Decrease by 50 basis points	[1]	3	3
US plans | Average health care cost trend rate
Increase/(decrease) in post-employment benefit obligation
Increase by 100 basis points	[1]	1	2
Decrease by 100 basis points	[1]	(1)	(1)
US plans | Life expectancy
Increase/(decrease) in post-employment benefit obligation
Increase in longevity by one additional year	[1]	4	5
UBS AG | UK plan | Discount rate
Increase/(decrease) in post-employment benefit obligation
Increase by 50 basis points	[1]	(2)	(2)
Decrease by 50 basis points	[1]	2	2
UBS AG | UK plan | Average health care cost trend rate
Increase/(decrease) in post-employment benefit obligation
Increase by 100 basis points	[1]	4	4
Decrease by 100 basis points	[1]	(3)	(3)
UBS AG | UK plan | Life expectancy
Increase/(decrease) in post-employment benefit obligation
Increase in longevity by one additional year	[1]	2	2
UBS AG | US plans | Discount rate
Increase/(decrease) in post-employment benefit obligation
Increase by 50 basis points	[1]	(3)	(3)
Decrease by 50 basis points	[1]	3	3
UBS AG | US plans | Average health care cost trend rate
Increase/(decrease) in post-employment benefit obligation
Increase by 100 basis points	[1]	1	2
Decrease by 100 basis points	[1]	(1)	(1)
UBS AG | US plans | Life expectancy
Increase/(decrease) in post-employment benefit obligation
Increase in longevity by one additional year	[1]	SFr 4	SFr 5

[1]	The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.